Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Cost of services	317,772	307,699	307,286	291,702	281,060	284,406	276,220	271,603	1,224,459	1,113,289	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	237,257	231,905	233,110	233,118	249,201	216,450	223,849	220,408	935,390	909,908	911,022
Operating Income	125,142	117,292	121,499	114,242	94,623	131,947	122,751	118,807	478,175	468,128	420,181
OTHER INCOME (EXPENSE):
Interest Expense, net of income									(271,543)	(269,416)	(252,469)
Refinancing Expense											(52,804)
Other, net									977	5,815	5,872
Other (expense) income									(270,566)	(263,601)	(299,401)
INCOME BEFORE INCOME TAX EXPENSE									207,609	204,527	120,780
INCOME TAX EXPENSE (BENEFIT)									82,068	77,034	60,476
NET INCOME	32,707	22,096	36,694	34,044	21,188	37,347	34,378	34,580	125,541	127,493	60,304
Foreign currency translation adjustments, net of tax									5,955	(18,234)	(4,918)
Reclassification of a cash flow hedge into earnings									(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax									7,234	7,260	(4,602)
Comprehensive income									134,446	121,707	50,784
Parent / Issuer
Condensed Financial Statements, Captions [Line Items]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									17,040	19,927	4,707
Operating Income									(17,040)	(19,927)	(4,707)
OTHER INCOME (EXPENSE):
Interest Expense, net of income									(180,090)	(165,856)	(157,501)
Refinancing Expense											(52,804)
Subsidiary Income									262,313	270,245	192,854
Other, net									5,610	1,457	6,267
Other (expense) income									87,833	105,846	(11,184)
INCOME BEFORE INCOME TAX EXPENSE									70,793	85,919	(15,891)
INCOME TAX EXPENSE (BENEFIT)									(54,748)	(41,574)	(76,195)
NET INCOME									125,541	127,493	60,304
Foreign currency translation adjustments, net of tax									5,955	(18,234)	(4,918)
Reclassification of a cash flow hedge into earnings									(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax									7,234	7,260	(4,602)
Comprehensive income									134,446	121,707	50,784
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									2,082,225	1,970,681	1,945,300
Cost of services									984,870	897,639	883,559
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									765,167	733,967	768,656
Operating Income									332,188	339,075	293,085
OTHER INCOME (EXPENSE):
Interest Expense, net of income									(109,346)	(117,986)	(105,042)
Subsidiary Income									125,429	121,029	91,665
Other, net									16,776	17,197	8,726
Other (expense) income									32,859	20,240	(4,651)
INCOME BEFORE INCOME TAX EXPENSE									365,047	359,315	288,434
INCOME TAX EXPENSE (BENEFIT)									104,630	89,986	96,617
NET INCOME									260,417	269,329	191,817
Comprehensive income									260,417	269,329	191,817
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									555,799	520,644	442,911
Cost of services									239,589	215,650	173,449
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									153,183	156,014	137,659
Operating Income									163,027	148,980	131,803
OTHER INCOME (EXPENSE):
Interest Expense, net of income									17,893	14,426	10,074
Other, net									(21,409)	(12,839)	(9,121)
Other (expense) income									(3,516)	1,587	953
INCOME BEFORE INCOME TAX EXPENSE									159,511	150,567	132,756
INCOME TAX EXPENSE (BENEFIT)									32,186	28,622	40,054
NET INCOME									127,325	121,945	92,702
Foreign currency translation adjustments, net of tax									5,955	(18,234)	(4,918)
Comprehensive income									133,280	103,711	87,784
Eliminations and Consolidating Entries
OTHER INCOME (EXPENSE):
Subsidiary Income									(387,742)	(391,274)	(284,519)
Other (expense) income									(387,742)	(391,274)	(284,519)
INCOME BEFORE INCOME TAX EXPENSE									(387,742)	(391,274)	(284,519)
NET INCOME									(387,742)	(391,274)	(284,519)
Foreign currency translation adjustments, net of tax									(5,955)	18,234	4,918
Comprehensive income									$ (393,697)	$ (373,040)	$ (279,601)